Schedule of current finance debt (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Finance Debt
Short-term debt	$ 151	$ 108
Current portion of long-term debt	3,497	3,063
Accrued interest on short and long-term debt	468	470
Total	$ 4,116	$ 3,641